UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 655 Montgomery St., Suite 1438
         San Francisco, CA  94111

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Swift Barnes
Title:     CFO
Phone:     415-403-5857

Signature, Place, and Date of Signing:

      /s/  Swift Barnes     San Francisco, CA     May 03, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $520,814 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    11057   225000 SH       SOLE                   225000        0        0
ALCON INC                      COM SHS          H01301102    26065   250000 SH       SOLE                   250000        0        0
ALLERGAN INC                   COM              018490102    27125   250000 SH       SOLE                   250000        0        0
ARENA PHARMACEUTICALS INC      COM              040047102     7697   425000 SH       SOLE                   425000        0        0
BARRIER THERAPEUTICS INC       COM              06850R108     2178   225000 SH       SOLE                   225000        0        0
BIOGEN IDEC INC                COM              09062X103    28260   600000 SH       SOLE                   600000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    31118  1350000 SH       SOLE                  1350000        0        0
CARDIOME PHARMA CORP           COM NEW          14159U202     5080   400000 SH       SOLE                   400000        0        0
COMBINATORX INC                COM              20010A103     2460   221951 SH       SOLE                   100000        0        0
CONNETICS CORP                 COM              208192104    11851   700000 SH       SOLE                   700000        0        0
CONOR MEDSYSTEMS INC           COM              208264101    14700   500000 SH       SOLE                   500000        0        0
EV3 INC                        COM              26928A200     7084   400000 SH       SOLE                   400000        0        0
FOREST LABS INC                COM              345838106    16736   375000 SH       SOLE                   375000        0        0
FOXHOLLOW TECHNOLOGIES INC     COM              35166A103     3666   120000 SH       SOLE                   120000        0        0
GEN-PROBE INC NEW              COM              36866T103     5512   100000 SH       SOLE                   100000        0        0
GENOMIC HEALTH INC             COM              37244C101     3142   303000 SH       SOLE                   303000        0        0
GUIDANT CORP                   COM              401698105    19234   246400 SH       SOLE                   246400        0        0
HEALTH NET INC                 COM              42222G108    15246   300000 SH       SOLE                   300000        0        0
ILLUMINA INC                   COM              452327109     7481   315000 SH       SOLE                   315000        0        0
INSPIRE PHARMACEUTICALS INC    COM              457733103     1046   200000 SH       SOLE                   200000        0        0
INTRALASE CORP                 COM              461169104     9280   400000 SH       SOLE                   400000        0        0
INVITROGEN CORP                COM              46185R100    26299   375000 SH       SOLE                   375000        0        0
MANOR CARE INC NEW             COM              564055101    24393   550000 SH       SOLE                   550000        0        0
MATRIA HEALTHCARE INC          COM NEW          576817209    22776   600000 SH       SOLE                   600000        0        0
MEDICINES CO                   COM              584688105    17485   850000 SH       SOLE                   850000        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309     3260   100000 SH       SOLE                   100000        0        0
MENTOR CORP MINN               COM              587188103     7929   175000 SH       SOLE                   175000        0        0
MYOGEN INC                     COM              62856E104    19000   525000 SH       SOLE                   525000        0        0
NEKTAR THERAPEUTICS            COM              640268108    22928  1125000 SH       SOLE                  1125000        0        0
PFIZER INC                     COM              717081103    22428   900000 SH       SOLE                   900000        0        0
RESPIRONICS INC                COM              761230101    19455   500000 SH       SOLE                   500000        0        0
SEPRACOR INC                   COM              817315104    16107   330000 SH       SOLE                   330000        0        0
SOLEXA INC                     COM              83420X105     3302   330840 SH       SOLE                   330840        0        0
ST JUDE MED INC                COM              790849103     7175   175000 SH       SOLE                   175000        0        0
THORATEC CORP                  COM NEW          885175307    21197  1100000 SH       SOLE                  1100000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    25137   450000 SH       SOLE                   450000        0        0
WRIGHT MED GROUP INC           COM              98235T107     5925   300000 SH       SOLE                   300000        0        0